Interest Bearing Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest Bearing Borrowings (Details) [Line Items]
Funding agreement description		The Convertible Notes were settled through a debt for equity swap whereby the lenders were repaid in full by receiving ordinary shares in the Company in full and final satisfaction of the debt owed. Refer Note 18 c) where the Company issued 3,010,410 ordinary shares valued at A$3,125,964.
Interest rate	5.00%
R&D Capital Partners Pty Ltd [Member]
Interest Bearing Borrowings (Details) [Line Items]
Tax prepayment loan received	$ 700,000
Interest rate	1.15%